LONG TERM INVESTMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Marketable Securities [Text Block]
7. LONG-TERM INVESTMENT

On June 10, 2009, Creative Bellows entered into an investment with a credit union and purchased 600,000 credit union shares for $92,713 (RMB 600,000). As a result of this investment, Creative Bellows became a 0.57% shareholder of the credit union. The Company accounted for this investment using the cost method. There was no significant impairment of this investment at June 30, 2011, and December 31, 2010.

7. LONG TERM INVESTMENT

On June 10, 2009, Creative Bellows entered into an investment with a Credit Union and purchased 600,000 Credit Union shares for $90,597 (RMB 600,000). As a result, Creative Bellows became a 0.57% shareholder of the Credit Union. The Company accounted for this investment using the cost method. There was no significant impairment of this investment at December 31, 2010 and 2009.